INCOME TAXES - Deferred income tax (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Deferred income tax assets not recognized
Deferred tax assets not recognized	$ 694,982	$ 141,580	$ 181,617	$ 72,723
Non-capital tax losses	$ 1,191,205	$ 375,315
Temporary differences [member]
Deferred income tax assets not recognized
Non-capital tax losses			475,875
Non-capital loss carry-forwards
Deferred income tax assets not recognized
Deferred tax assets not recognized			128,486	53,142
Marketable securities and others
Deferred income tax assets not recognized
Deferred tax assets not recognized			$ 53,131	$ 19,581